Basis of Presentation (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sales rebates and discounts liability	$ 118.5	$ 114.8	$ 116.1
Total current liabilities	970.7	643.1
Total liabilities	3,759.2	1,160.0
Net parent company investment	0.0	8,036.9
Total equity	$ 5,197.5	7,780.3	7,017.4	$ 7,429.5
Rebates Related to Product Held in Wholesalers Pipeline | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sales rebates and discounts liability		10.5
Total current liabilities		10.5
Total liabilities		10.5
Net parent company investment		(10.5)	(10.5)
Total equity		(10.5)	(10.5)
Rebates Related to Product Held in Wholesalers Pipeline | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sales rebates and discounts liability		155.0
Total current liabilities		632.6
Total liabilities		1,149.5
Net parent company investment		8,047.4	7,484.8
Total equity		$ 7,790.8	$ 7,027.9